Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Summary Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)(6)	Adjusted EBITDA(7)
					Total Shareholder Return(4)	Peer Group Shareholder Return(5)

							(in thousands)
2024	$3,744,980	$4,063,000	$1,672,662	$1,691,000	$81.65	$122.12	$(36,272)	$53,133

2023	$4,726,758	$4,434,564	$1,290,770	$1,137,537	$85.83	$122.27	$26,059	$71,938

2022	$1,197,167	$779,187	$803,284	$580,903	$63.82	$86.70	$(2,480)	$52,278

2021	$1,651,278	$2,368,725	$1,415,372	$1,948,099	$134.76	$120.62	$75,219	$55,807

2020	$2,045,555	$2,056,560	$1,756,203	$1,728,286	$114.17	$114.29	$11,586	$42,622

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for our Principal Executive Officer (“PEO”), Seth A. Ravin, who served as our President , Chief Executive Officer and Chairman of the Board, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). For additional information, please refer to the section of this Proxy Statement titled “Summary Compensation Table.”The dollar amounts reported in this column represent the average of the amounts of total compensation reported for the Company’s named executive officers as a group (excluding our PEO) (Non-PEO NEOs) for each corresponding year in the “Total” column of the SCT in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Michael L. Perica, Kevin Maddock, Steve Hershkowitz and David Rowe, (ii) for 2023, Michael L. Perica, Kevin Maddock, Nancy Lyskawa and David Rowe, (iii) for 2022, Michael L. Perica, Kevin Maddock, Nancy Lyskawa and Steven Salaets, (iv) for 2021, Michael L. Perica and Gerard Brossard, and (v) for 2020, Gerard Brossard and David Rowe. Note, that in compliance with the reporting requirements applicable to “Smaller Reporting Companies” under SEC rulemaking, in each of 2021 and 2020, we only had three NEOs (including Seth Ravin, who was our then-current PEO).
Peer Group Issuers, Footnote	The Company’s peer group consists of the Dow Jones U.S. Computer Services Index and is set forth in Part II, Item 5 of the Form 10-K for the fiscal year ended December 31, 2024. TSR represents an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, and assuming the reinvestment of dividends, through and including the end of the fiscal year for which TSR is being presented in the table.
PEO Total Compensation Amount	$ 3,744,980	$ 4,726,758	$ 1,197,167	$ 1,651,278	$ 2,045,555
PEO Actually Paid Compensation Amount	$ 4,063,000	4,434,564	779,187	2,368,725	2,056,560
Adjustment To PEO Compensation, Footnote

	2024		2023		2022		2021		2020
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total	$3,745	$1,673	$4,727	$1,291	$1,197	$803	$1,651	$1,415	$2,046	$1,756
Adjustment for year-end value of awards granted in fiscal year that are unvested and outstanding	212	50	(287)	(110)	—	(50)	36	(96)	(10)	(56)
Adjustment for the change in fair value of the prior years' awards that vested during the year	95	(2)	12	(21)	(4)	(40)	287	299	4	14
Adjustment for prior year awards that failed to vest during this fiscal year	—	—	—	—	—	—	—	—	—	—
Adjustment for the change in fair value of the prior years' awards that are outstanding and unvested	11	(30)	(17)	(22)	(414)	(132)	395	330	17	14
Total Compensation Actually Paid	$4,063	$1,691	$4,435	$1,138	$779	$581	$2,369	$1,948	$2,057	$1,728
N.B., we have not reported any amounts in our SCT with respect to “Change in Pension and Nonqualified Deferred Compensation.” Consequently, we have no adjustments with respect to such items as prescribed by the pay versus performance rules.

Non-PEO NEO Average Total Compensation Amount	$ 1,672,662	1,290,770	803,284	1,415,372	1,756,203
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,691,000	1,137,537	580,903	1,948,099	1,728,286
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023		2022		2021		2020
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total	$3,745	$1,673	$4,727	$1,291	$1,197	$803	$1,651	$1,415	$2,046	$1,756
Adjustment for year-end value of awards granted in fiscal year that are unvested and outstanding	212	50	(287)	(110)	—	(50)	36	(96)	(10)	(56)
Adjustment for the change in fair value of the prior years' awards that vested during the year	95	(2)	12	(21)	(4)	(40)	287	299	4	14
Adjustment for prior year awards that failed to vest during this fiscal year	—	—	—	—	—	—	—	—	—	—
Adjustment for the change in fair value of the prior years' awards that are outstanding and unvested	11	(30)	(17)	(22)	(414)	(132)	395	330	17	14
Total Compensation Actually Paid	$4,063	$1,691	$4,435	$1,138	$779	$581	$2,369	$1,948	$2,057	$1,728
N.B., we have not reported any amounts in our SCT with respect to “Change in Pension and Nonqualified Deferred Compensation.” Consequently, we have no adjustments with respect to such items as prescribed by the pay versus performance rules.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA
Total Client Invoicing
Aggregate Expenses
Total Revenue

Total Shareholder Return Amount	$ 81.65	85.83	63.82	134.76	114.17
Peer Group Total Shareholder Return Amount	122.12	122.27	86.70	120.62	114.29
Net Income (Loss)	$ (36,272,000)	$ 26,059,000	$ (2,480,000)	$ 75,219,000	$ 11,586,000
Company Selected Measure Amount	53,133,000	71,938,000	52,278,000	55,807,000	42,622,000
PEO Name	Seth A. Ravin
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” (or CAP) to the PEO and the average CAP to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs during the applicable year. CAP to the PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments from Total Compensation reported in the SCTFor the relevant fiscal year, represents an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019 through and including the end of the fiscal year for which TSR is being presented in the table. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Relationship Between Compensation Actually Paid and Performance Measures
As described in more detail under “Compensation Discussion and Analysis,” above, while the Company uses several performance measures to align executive compensation with Company performance, the Company does not specifically align its performance measures with CAP (as computed in accordance with Item 402(v) of SEC Regulation S-K) for a particular year.
In accordance with Item 402(v) of Regulation S-K, the following charts detail the relationship of our TSR relative to our peer group as well as the relationship between “compensation actually paid” to our PEO and Non-PEO NEOs and our (i) cumulative TSR and cumulative TSR of our peer group; (ii) net income; and (iii) adjusted EBITDA. All dollar amounts are in thousands, except per share and TSR amounts:
List of Most Important Financial Measures
	The following table lists the four financial performance measures that we believe represent the most important financial performance measures we use to link CAP for our NEOs for fiscal year 2024 to our performance. The financial performance measures are not ranked in order of importance. For information regarding how each of these performance measures are used in our executive compensation programs, see the “Compensation Discussion and Analysis” section, above.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Refer to Appendix A for additional information, including applicable definitions and reconciliations of Adjusted EBITDA (non-GAAP) to financial measures derived in accordance with Unites States generally accepted accounting principles (“GAAP”).
Measure:: 2
Pay vs Performance Disclosure
Name	Total Client Invoicing
Measure:: 3
Pay vs Performance Disclosure
Name	Aggregate Expenses
Measure:: 4
Pay vs Performance Disclosure
Name	Total Revenue
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 212,000	$ (287,000)	$ 0	$ 36,000	$ (10,000)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,000	(17,000)	(414,000)	395,000	17,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,000	12,000	(4,000)	287,000	4,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,000	(110,000)	(50,000)	(96,000)	(56,000)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,000)	(22,000)	(132,000)	330,000	14,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,000)	(21,000)	(40,000)	299,000	14,000
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0